Variable Interest Entities VIEs (Tables)	12 Months Ended
Dec. 31, 2013
Variable Interest Entities VIEs
Consolidated VIE assets and liabilities
December 31,	2013	2012
(Dollars in thousands)
Assets
Cash and cash equivalents	$2,076	$7,028
Other current assets	1,184	3,267
Licenses and other intangible assets	310,475	325,707
Property, plant and equipment, net	18,600	31,544
Other assets and deferred charges	511	3,026
Total assets	$332,846	$370,572

Liabilities
Current liabilities	$46	$9,985
Deferred liabilities and credits	3,139	6,213
Total liabilities	$3,185	$16,198